UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Savvas Savvinidis
Title:     Chief Operating Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

     Savvas Savvinidis     Stamford, Connecticut     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $139,460 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     4352    99300 SH       SOLE                    99300
CEMEX SAB DE CV                SPON ADR NEW     151290889     8172   632500 SH       SOLE                   632500
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A 20440T201     4189    74400 SH       SOLE                    74400
ISHARES TR INDEX               MSCI EMERG MKT   464287234      395     6418 SH  PUT  SOLE                     6418
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106     4491   222900 SH       SOLE                   222900
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    18755   574600 SH       SOLE                   574600
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    29558  1580639 SH       SOLE                  1580639
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104     4901   101900 SH       SOLE                   101900
PERMIAN BASIN RTY TR           UNIT BEN INT     714236106      268    21000 SH       SOLE                    21000
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203     8456   165150 SH       SOLE                   165150
SPDR TR                        UNIT SER 1       78462F103      504     5430 SH  PUT  SOLE                     5430
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106     8604   457915 SH       SOLE                   457915
TERNIUM SA                     SPON ADR         880890108     7778   292400 SH       SOLE                   292400
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    16144   319300 SH       SOLE                   319300
TIBCO SOFTWARE INC             COM              88632Q103     8406   885800 SH       SOLE                   885800
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200    14487   573731 SH       SOLE                   573731